FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements
The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Short term investments	$—	$10,000,000	$—	$10,000,000
Investments in joint ventures	—	—	68,363,000	68,363,000
Currency forward contract	—	(1,188,000)	—	(1,188,000)
	$—	$8,812,000	$68,363,000	$77,175,000
The following table presents fair value measurements (including items that are required to be measured at fair value and items for which the fair value option has been elected) as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Marketable securities	$23,005,000	$—	$—	$23,005,000
Investments in joint ventures	—	—	51,382,000	51,382,000
	$23,005,000	$—	$51,382,000	$74,387,000

Schedule of Changes in Level 3 Investments
The following table presents changes in Level 3 investments, investments in investment companies and investments in joint ventures that elected the fair value option, for the years ended December 31:

	2012	2011	2010
Beginning balance	$51,382,000	$34,654,000	$19,590,000
Unrealized and realized gains	9,981,000	5,690,000	6,199,000
Unrealized and realized losses	(446,000)	(1,394,000)	—
Contributions	11,648,000	13,986,000	10,795,000
Distributions	(4,202,000)	(1,554,000)	(1,930,000)
Ending Balance	$68,363,000	$51,382,000	$34,654,000

Schedule of the Funds and Fair Value Option Investments, Significant Inputs
The table below describes the range of inputs used as of December 31, 2012 for real estate assets:

Estimated rates used for
	Capitalization rates	Discount Rates
Multifamily	5.75% — 7.00%	7.50% — 9.00%
Office	6.25% — 7.50%	7.50% — 9.75%
Retail	8.00%	9.00% — 12.00%
Land and condominium units	n/a	8.00% — 12.00%
Loan	n/a	2.00% — 9.30%